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Terrence O. Davis (404) 817-8531 terrence.davis@hklaw.com

October 15, 2015
VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549
Re:	Starboard Investment Trust (File Nos. 333-159484 and 811-22298); on behalf of the Cavalier Funds ("Funds"), each a series of the Starboard Investment Trust
Ladies and Gentlemen:
On behalf of the Starboard Investment Trust, a registered open-end investment company (the "Trust"), we submit with this letter, electronic filing, a definitive proxy statement on behalf of the Cavalier Funds, each a series of the Trust (the "Fund"). The primary purpose of the proxy statement is to solicit shareholder approval of an Investment Advisory Agreement between the Fund and Cavalier Investments, an Investment Sub-Advisory Agreement between Cavalier Investments and Navellier & Associates, Inc., an Investment Sub-Advisory Agreement between Cavalier Investments and Braver Wealth Management, LLC, an Investment Sub-Advisory Agreement between Cavalier Investments and ARS Investment Management, LLC, and an Investment Sub-Advisory Agreement between Cavalier Investments and Niemann Capital Management, Inc. Cavalier Investments presently is acting as the investment advisor to the Fund pursuant to the terms of an interim investment advisory agreement. Navellier & Associates, Inc.  is acting as the investment sub-advisor to the Fund pursuant to the terms of an interim investment sub-advisory agreement.
If you have any questions concerning the foregoing, please contact the undersigned at 404.817.8731.

Yours truly,

/s/ Terrence O. Davis
Terrence O. Davis

cc:	Deborah Skeens Division of Investment Management Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549